PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 5,626,552	$ 5,106,036
Additions	1,265,475	1,044,540
Impairment loss	(100,676)
Disposals	(14,144)	(16,104)
Amortization	(542,905)	(507,920)
Property, plant and equipment at end of period	6,234,302	5,626,552
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	1,665,527	1,605,536
Additions	335,938	174,374
Impairment loss	(100,676)
Disposals	(8,554)	(6,750)
Amortization	(146,793)	(127,579)
Transfers between categories	29,621	19,946
Property, plant and equipment at end of period	1,775,063	1,665,527
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	1,991,121	2,024,283
Additions	247,655	221,924
Disposals	(5,590)	(9,354)
Amortization	(268,028)	(276,493)
Transfers between categories	19,709	30,761
Property, plant and equipment at end of period	1,984,867	1,991,121
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	1,969,904	1,476,217
Additions	681,882	648,242
Amortization	(128,084)	(103,848)
Transfers between categories	(49,330)	(50,707)
Property, plant and equipment at end of period	2,474,372	1,969,904
Assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	910,600
Property, plant and equipment at end of period	1,424,200	910,600
Cost
Property, plant and mine development
Property, plant and equipment at beginning of period	10,033,352
Property, plant and equipment at end of period	11,255,516	10,033,352
Cost | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	2,782,732
Property, plant and equipment at end of period	3,135,284	2,782,732
Cost | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	4,602,106
Property, plant and equipment at end of period	4,839,166	4,602,106
Cost | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,648,514
Property, plant and equipment at end of period	3,281,066	2,648,514
Accumulated depreciation, amortization and impairment
Property, plant and mine development
Property, plant and equipment at beginning of period	(4,406,800)
Property, plant and equipment at end of period	(5,021,214)	(4,406,800)
Accumulated depreciation, amortization and impairment | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,117,205)
Property, plant and equipment at end of period	(1,360,221)	(1,117,205)
Accumulated depreciation, amortization and impairment | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(2,610,985)
Property, plant and equipment at end of period	(2,854,299)	(2,610,985)
Accumulated depreciation, amortization and impairment | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	(678,610)
Property, plant and equipment at end of period	$ (806,694)	$ (678,610)